Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 356,262	$ 397,838	$ 371,034
Technical management service component
Revenues
Revenues	72,684	69,321	78,149
Long-term time charters
Revenues
Revenues	$ 184,177	164,257	183,232
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement	3 years
Spot time charters
Revenues
Revenues	$ 172,085	$ 233,581	$ 187,802
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement	3 years